FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of carrying amount and the fair value of the assets and liabilities

The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
	Carrying	Fair	Carrying	Fair
	amount	Value	amount	Value
In millions of COP
Assets
Debt instruments at fair value through profit or loss	7,670,749	7,670,749	8,909,861	8,909,861
Debt instruments at fair value through OCI	3,904,857	3,904,857	3,329,738	3,329,738
Debt instruments at amortized cost	4,018,724	4,011,398	3,481,928	3,461,616
Derivative financial instruments	1,902,955	1,902,955	1,843,708	1,843,708
Equity securities at fair value	1,228,424	1,228,424	1,639,948	1,639,948
Loans and advances to customers and financial institutions, net	171,353,348	174,326,657	163,583,285	167,551,429
Investment property	1,992,964	1,992,964	1,732,873	1,732,873
Investments in associates (1)	1,249,818	1,249,818	1,119,973	1,119,973
Total	193,321,839	196,287,822	185,641,314	189,589,146
Liabilities
Deposits by customers	157,205,312	158,235,896	142,128,471	142,860,996
Interbank deposits	1,363,679	1,363,679	1,374,222	1,374,222
Repurchase agreements and other similar secured borrowing	1,313,737	1,313,737	2,315,555	2,315,555
Derivative financial instruments	1,860,812	1,860,812	1,295,070	1,295,070
Borrowings from other financial institutions	13,959,343	13,959,343	16,337,964	16,337,964
Preferred shares	584,204	673,564	583,997	602,597
Debt instruments in issue	19,921,515	20,966,755	20,287,233	20,759,456
Total	196,208,602	198,373,786	184,322,512	185,545,860
(1)	It corresponds investments in associates P.A Viva Malls. See Note 8 Investments in associates and joint ventures

Schedule of fair-value hierarchy levels the Bank's assets that are measured at fair value on a recurring basis

The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2019 and 2018:

Financial Assets
	December 31, 2019				December 31, 2018
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	5,248,352	440,590	-	5,688,942	7,170,085	72,083	-	7,242,168
Securities issued or secured by government entities	-	71,792	-	71,792	24,588	12,851	6,407	43,846
Securities issued by other financial institutions	97,107	501,724	126,049	724,880	115,234	338,992	206,950	661,176
Securities issued by foreign governments	683,469	392,762	-	1,076,231	397,115	420,524	-	817,639
Corporate bonds	37,856	69,018	2,030	108,904	61,556	83,317	159	145,032
Total debt instruments at fair value through profit or loss	6,066,784	1,475,886	128,079	7,670,749	7,768,578	927,767	213,516	8,909,861
Debt instruments at fair value through OCI
Securities issued by other financial institutions	87,010	167,015	-	254,025	-	186,250	-	186,250
Securities issued by foreign governments	2,207,864	1,387,909	-	3,595,773	1,630,379	1,513,109	-	3,143,488
Corporate bonds	45,606	9,453	-	55,059	-	-	-	-
Total debt instruments at fair value through OCI	2,340,480	1,564,377	-	3,904,857	1,630,379	1,699,359	-	3,329,738
Total debt instruments	8,407,264	3,040,263	128,079	11,575,606	9,398,957	2,627,126	213,516	12,239,599
Equity securities
Equity securities	78,487	70,237	1,079,700	1,228,424	100,233	115	1,539,600	1,639,948
Total equity securities	78,487	70,237	1,079,700	1,228,424	100,233	115	1,539,600	1,639,948
Derivative financial instruments
Forwards
Foreign exchange contracts	-	479,407	235,958	715,365	-	96,426	197,919	294,345
Equity contracts	-	2,001	142	2,143	-	968	13	981
Total forwards	-	481,408	236,100	717,508	-	97,394	197,932	295,326
Swaps
Foreign exchange contracts	-	645,891	111,405	757,296	-	1,053,684	145,552	1,199,236
Interest rate contracts	4,571	311,928	56,054	372,553	2,935	198,697	51,296	252,928
Total swaps	4,571	957,819	167,459	1,129,849	2,935	1,252,381	196,848	1,452,164
Options
Foreign exchange contracts	144	8,537	46,917	55,598	-	6,707	89,511	96,218
Total options	144	8,537	46,917	55,598	-	6,707	89,511	96,218
Total derivative financial instruments	4,715	1,447,764	450,476	1,902,955	2,935	1,356,482	484,291	1,843,708
Investment properties
Buildings	-	-	1,724,720	1,724,720	-	-	1,483,594	1,483,594
Lands	-	-	268,244	268,244	-	-	249,279	249,279
Total investment properties	-	-	1,992,964	1,992,964	-	-	1,732,873	1,732,873
Investment in associates
PA Viva Malls	-	-	1,249,818	1,249,818	-	-	1,119,973	1,119,973
Total investment in associates and joint ventures	-	-	1,249,818	1,249,818	-	-	1,119,973	1,119,973
Total	8,490,466	4,558,264	4,901,037	17,949,767	9,502,125	3,983,723	5,090,253	18,576,101

Schedule of fair-value hierarchy levels the Bank's liabilities that are measured at fair value on a recurring basis

Financial liabilities
	December 31, 2019				December 31, 2018
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	(658,776)	(109,239)	(768,015)	-	(242,844)	(56,171)	(299,015)
Equity contracts	-	(4,147)	(199)	(4,346)	-	(7,325)	(260)	(7,585)
Total forwards	-	(662,923)	(109,438)	(772,361)	-	(250,169)	(56,431)	(306,600)
Swaps
Foreign exchange contracts	-	(642,206)	(10,404)	(652,610)	-	(654,093)	(46,810)	(700,903)
Interest rate contracts	(6,895)	(369,070)	(1,376)	(377,341)	(3,887)	(248,436)	(5,655)	(257,978)
Total swaps	(6,895)	(1,011,276)	(11,780)	(1,029,951)	(3,887)	(902,529)	(52,465)	(958,881)
Options
Foreign exchange contracts	-	(58,500)	-	(58,500)	-	(29,589)	-	(29,589)
Total options	-	(58,500)	-	(58,500)	-	(29,589)	-	(29,589)
Total derivative financial instruments	(6,895)	(1,732,699)	(121,218)	(1,860,812)	(3,887)	(1,182,287)	(108,896)	(1,295,070)
Total	(6,895)	(1,732,699)	(121,218)	(1,860,812)	(3,887)	(1,182,287)	(108,896)	(1,295,070)

Schedule of fair-value hierarchy levels the Bank's assets and liabilities that are not measured at fair value in the statement of financial position

The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are not measured at fair value in the statement of financial position, but for which the fair value is disclosed at December 31, 2019 and 2018:

Assets
	December 31, 2019				December 31, 2018
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Debt instruments
Securities issued by the Colombian Government	93,033	-	-	93,033	36,847	13,424	-	50,271
Securities issued or secured by government entities	-	345,239	1,452,231	1,797,470	17,744	386,396	1,449,333	1,853,473
Securities issued by other financial institutions	145,798	-	63,773	209,571	107,959	23,375	12,326	143,660
Securities issued by foreign governments	169,423	141,282	-	310,705	130,913	141,652	-	272,565
Corporate bonds	394,055	12,873	1,193,691	1,600,619	259,904	53,395	828,348	1,141,647
Total – Debt instruments	802,309	499,394	2,709,695	4,011,398	553,367	618,242	2,290,007	3,461,616
Loans and advances to customers and financial institutions, net	-	-	174,326,657	174,326,657	-	-	167,551,429	167,551,429
Total	802,309	499,394	177,036,352	178,338,055	553,367	618,242	169,841,436	171,013,045

Liabilities
	December 31, 2019				December 31, 2018
Type of instruments	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Deposits by customers	-	(33,655,920)	(124,579,976)	(158,235,896)	-	(30,490,414)	(112,370,582)	(142,860,996)
Interbank deposits	-	-	(1,363,679)	(1,363,679)	-	-	(1,374,222)	(1,374,222)
Repurchase agreements and other similar secured borrowing	-	-	(1,313,737)	(1,313,737)	-	-	(2,315,555)	(2,315,555)
Borrowings from other financial institutions	-	-	(13,959,343)	(13,959,343)	-	-	(16,337,964)	(16,337,964)
Preferred shares	-	-	(673,564)	(673,564)	-	-	(602,597)	(602,597)
Debt instruments in issue	(8,277,170)	(9,953,028)	(2,736,557)	(20,966,755)	(9,503,793)	(8,486,088)	(2,769,575)	(20,759,456)
Total	(8,277,170)	(43,608,948)	(144,626,856)	(196,512,974)	(9,503,793)	(38,976,502)	(135,770,495)	(184,250,790)

Schedule of Items Measured at fair value on a non-recurring basis

The Bank measures assets held for sale based on fair value less costs to sell. This category includes certain foreclosed assets and investments in associates held for sale. The fair values were determined using external and internal valuation techniques or third party experts, depending on the type of underlying asset. The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	December 31, 2019				December 31, 2018
	Fair-value hierarchy			Total fair	Fair-value hierarchy			Total fair
	Level 1	Level 2	Level 3	Value	Level 1	Level 2	Level 3	Value
In millions of COP
Machinery and equipment	-	-	4,799	4,799	-	-	5,556	5,556
Real estate for residential purposes	-	-	112,789	112,789	-	-	92,052	92,052
Real estate different from residential properties	-	-	6,807	6,807	-	-	24,076	24,076
Total	-	-	124,395	124,395	-	-	121,684	121,684

Schedule of Changes in Level 3 Fair-Value Category

The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2019 and 2018:

As of December 31, 2019

	Balance,	Included					Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications(1)	in to	out of	December 31,
	2019	earnings					Level 3	Level 3	2019
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by Government entities	6,407	19	-	-	(6,426)	-	-	-	-
Securities issued or secured by other financial entities	206,950	(27,912)	-	-	(16,606)	-	4,746	(41,129)	126,049
Corporate bonds	159	-	-	-	(159)	-	2,030	-	2,030
Total	213,516	(27,893)	-	-	(23,191)	-	6,776	(41,129)	128,079
Derivative financial instruments
Foreign exchange contracts	432,982	(9,939)	-	267,452	(291,571)	1,507	599	(6,750)	394,280
Interest rate contracts	51,296	15,213	-	11,968	(5,210)	(4,992)	11,893	(24,114)	56,054
Equity contracts	13	-	-	142	(13)	-	-	-	142
Total	484,291	5,274	-	279,562	(296,794)	(3,485)	12,492	(30,864)	450,476
Equity securities
Equity securities	1,539,600	148,269	(3,436)	8,298	(613,031)	-	-	-	1,079,700
Total	1,539,600	148,269	(3,436)	8,298	(613,031)	-	-	-	1,079,700
Investment in associates
PA Viva Malls(2)	1,119,973	66,888	-	-	-	-	-	-	1,249,818
Total	1,119,973	66,888	-	-	-	-	-	-	1,249,818
Total Assets	3,357,380	192,538	(3,436)	287,860	(933,016)	(3,485)	19,268	(71,993)	2,908,073
Liabilities
Derivative financial instruments
Foreign exchange contracts	(102,981)	(292)	-	(113,046)	55,956	(1,507)	(5,792)	48,019	(119,643)
Interest rate contracts	(5,655)	14	-	(1,374)	330	4,992	-	317	(1,376)
Equity contracts	(260)	-	-	(199)	260	-	-	-	(199)
Total	(108,896)	(278)	-	(114,619)	56,546	3,485	(5,792)	48,336	(121,218)
Total liabilities	(108,896)	(278)	-	(114,619)	56,546	3,485	(5,792)	48,336	(121,218)
(1)	From derivative assets to derivative liabilities classified in level 3 and viceversa.
(2)

The amount of COP 66,888 differs from the COP 138,100 presented as "included in earnings" in the Note 8 Investments in associates and joint ventures, due to the recognition of a contingent consideration.

As of December 31, 2018

	Balance,	Included					Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications(1)	in to	out of	December 31,
	2018	earnings					Level 3	Level 3	2018
In millions of COP
Debt instruments at fair value though profit or loss
Securities issued or secured by Government entities	-	53	-	1,383	-	-	4,971	-	6,407
Securities issued or secured by other financial entities	297,049	(54,595)	-	29,149	(64,014)	-	5,394	(6,033)	206,950
Corporate bonds	3,118	(3,983)	-	4,159	(2,518)	-	-	(617)	159
Total	300,167	(58,525)	-	34,691	(66,532)	-	10,365	(6,650)	213,516
Derivative financial instruments
Foreign exchange contracts	298,598	20,691	-	286,371	(132,824)	2,574	10,418	(52,846)	432,982
Interest rate contracts	45,939	(11,538)	-	17,549	(10,705)	(117)	20,638	(10,470)	51,296
Equity contracts	15	-	-	13	(15)	-	-	-	13
Total	344,552	9,153	-	303,933	(143,544)	2,457	31,056	(63,316)	484,291
Equity securities
Equity securities	1,343,604	131,446	38,648	41,459	(15,557)	-	-	-	1,539,600
Total	1,343,604	131,446	38,648	41,459	(15,557)	-	-	-	1,539,600
Investment in associates
PA Viva Malls	757,886	87,136	-	274,951	-	-	-	-	1,119,973
Total	757,886	87,136	-	274,951	-	-	-	-	1,119,973
Equity securities - Assets held for sale
Assets held for sale	2,486	-	-	-	(2,486)	-	-	-	-
Total	2,486	-	-	-	(2,486)	-	-	-	-
Total Assets	2,748,695	169,210	38,648	655,034	(228,119)	2,457	41,421	(69,966)	3,357,380
Liabilities
Derivative financial instruments
Foreign exchange contracts	(66,586)	4,326	-	(55,502)	24,933	(2,574)	(51,316)	43,738	(102,981)
Interest rate contracts	(13,634)	(1,782)	-	12	1,553	117	(1,532)	9,611	(5,655)
Equity contracts	(515)	-	-	(260)	515	-	-	-	(260)
Total	(80,735)	2,544	-	(55,750)	27,001	(2,457)	(52,848)	53,349	(108,896)
Total liabilities	(80,735)	2,544	-	(55,750)	27,001	(2,457)	(52,848)	53,349	(108,896)
(1)	From derivative assets to derivative liabilities classified in level 3 and viceversa.

Schedule of transfers for all assets and liabilities measured at fair value on a recurring basis between Level 1 and Level 2

The table below presents the transfers for all assets and liabilities measured at fair value on a recurring basis between Level 1 and Level 2 as of December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
	Transfers Level 1	Transfers Level	Transfers Level	Transfers Level
	to Level 2	2 to Level 1	1 to Level 2	2 to Level 1
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	2,577	-	-	-
Securities issued or secured by Foreign Government	-	84	199,224	-
Total	2,577	84	199,224	-
Debt instruments at fair value through OCI
Securities issued or secured by Foreign Government	-	287,939	627,395	-
Total	-	287,939	627,395	-
Equity securities
Equity securities	72,423	-	-	-
Total	72,423	-	-	-

Schedule of significant unobservable inputs related to the Bank's material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions

The following table sets forth information about significant unobservable inputs related to the Bank’s material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions.

As of December 31, 2019

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
Amounts in millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	0.48% to 6.41%	3.24%	90,111	92,906
TIPS	91,671	Discounted cash flow	Liquidity risk	Price	n/a	n/a	n/a
			Prepayment Speed	n/a	n/a	93,882	91,278
Other bonds	34,378	Discounted cash flow	Yield	0.81% to 1.06%	0.92%	33,364	35,448
			Liquidity risk	2.81% to 3.88%	3.21%	33,107	35,135
Securities issued by other financial institutions	126,049
Corporate bonds
Corporate bonds	2,030	Discounted cash flow	Yield	0.51%	0.51%	2,005	2,063
Total debt instruments	128,079
Equity securities
Equity securities	1,079,700	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Swaps	155,679	Discounted cash flow	Credit spread	0% to 40%	5.52%	150,683	149,630
Forward	126,662	Discounted cash flow	Credit spread	0% to 19.8%	3.73%	126,289	127,036
Options	46,917	Black-Scholes	Credit spread	0% to 32%	83.00%	46,561	47,134
Total derivative financial instruments	329,258
Investment in associates
P.A Viva Malls	1,249,818	Price-based	Price	n/a	n/a	n/a	n/a

As of December 31, 2018

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	0.16% to 0.90%	0.69%	160,056	168,000
TIPS	164,401	Discounted cash flow	Liquidity risk	0% to 9.38%	3.58%	160,162	167,881
			Prepayment Speed	n/a	n/a	164,102	163,602
Other bonds	34,961	Discounted cash flow	Yield	0.14% to 0.89%	0.60%	33,700	36,299
			Liquidity risk	2.80% to 3.48%	3.04%	33,142	35,678
Securitizations	5,394	Discounted cash flow	Yield	2.04%	2.04%	5,376	5,421
Multilateral bonds	2,194	Discounted cash flow	Yield	(0.05)%	(0.05)%	2,187	2,197
Securities issued by other financial institutions	206,950
Securities issued by foreign governments
Governments bonds	6,407	Discounted cash flow	Yield	0.32%	0.32%	6,406	6,413
Securities issued by foreign governments	6,407
Corporate bonds	159	Discounted cash flow	Yield	0.27%	0.27%	159	160
Total debt instruments	213,516
Equity securities
Equity securities	1,539,600	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Options	141,501	Black-Scholes	Credit spread	0% to 21.55%	2.96%	140,844	155,113
Forward	144,383	Discounted cash flow	Credit spread	0% to 54.30%	2.58%	139,506	136,941
Swaps	89,511	Discounted cash flow	Credit spread	0% to 18.81%	0.77%	88,834	89,876
Total derivate financial instruments	375,395
Investment in associates
P.A Viva Malls	1,119,973	Price-based	Price	n/a	n/a	n/a	n/a